IPP SOLAR PARKS, INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2018
IPP solar parks
IPP SOLAR PARKS
PROPERTY, PLANT AND EQUIPMENT

20.    IPP SOLAR PARKS, INVESTMENT PROPERTY

(1) IPP Solar Parks

At the end of each reporting period, the Group’s solar parks, which are held for use, consisted of the following:

	Permits
	(including related costs capitalized
	in the course of obtaining permits)
	and solar parks	Completed
	under development	solar parks	Total
	Thousand USD	Thousand USD	Thousand USD
At January 1, 2016	37,359	262,668	300,027
Additions	42,895	2,575	45,470
Acquisition of subsidiaries (Note a)	—	34,158	34,158
Transfer to investment property	(104)	—	(104)
Reclassified as held for sale (Note 18)	—	(60,667)	(60,667)
Disposal of subsidiaries (Note 33)	—	(18,407)	(18,407)
Disposal of solar parks	—	(3,671)	(3,671)
Transfer	(42,330)	42,330	—
Exchange adjustments	(1,344)	2,975	1,631
At December 31, 2016	36,476	261,961	298,437
Additions	36,589	110,210	146,799
Disposal of solar parks	(1,979)	—	(1,979)
Disposal of subsidiaries (Note a)	(669)	(834)	(1,503)
Transfer	(17,150)	17,150	—
Exchange adjustments	(636)	4,702	4,066
At December 31, 2017	52,631	393,189	445,820
Additions	41,953	770	42,723
Transfer into Investment Property	—	(265)	(265)
Reclassified as held for sale (Note 18)	(9,983)	(52,052)	(62,035)
Disposal of solar parks (Note a)	(5,328)	(12,533)	(17,861)
Disposal of subsidiaries (Note a)	—	(3,471)	(3,471)
Transfer	(44,327)	44,327	—
Exchange adjustments	(117)	3,769	3,652
At December 31, 2018	34,829	373,734	408,563
DEPRECIATION AND IMPAIRMENT
At January 1, 2016	1,976	38,628	40,604
Provided for the year	—	14,208	14,208
Impairment provided for the year	2,151	—	2,151
Reclassified as held-for-sale (Note 18)	—	(25,983)	(25,983)
Disposal of subsidiaries (Note 33)	—	(1,560)	(1,560)
Disposal of solar parks	—	(80)	(80)
Exchange adjustments	(217)	(1,939)	(2,156)
At December 31, 2016	3,910	23,274	27,184
Provided for the year	—	14,272	14,272
Impairment provided for the year	5,120	101	5,221
Disposal of subsidiaries (Note a)	—	(19)	(19)
Exchange adjustments	357	1,400	1,757
At December 31, 2017	9,387	39,028	48,415
Provided for the year	—	19,414	19,414
Impairment provided for the year	1,785	2,756	4,541
Reclassified as held-for-sale (Note 18)	(7,862)	(7,006)	(14,868)
Disposal of subsidiaries (Note a)	—	(1,056)	(1,056)
Disposal of IPP Solar Parks (Note a)	—	(1,459)	(1,459)
Exchange adjustments	—	526	526
At December 31, 2018	3,310	52,203	55,513
CARRYING VALUES
At December 31, 2016	32,566	238,687	271,253
At December 31, 2017	43,244	354,161	397,405
At December 31, 2018	31,519	321,531	353,050

(a)Depreciation is calculated using the straight-line method over the estimated useful lives of 20 to 30 years for completed solar parks.

As at December 31, 2016, 2017 and 2018, the solar parks with carrying amounts of approximately USD 215.6 million, USD USD277.4 million and USD344.3 million, respectively, were pledged by the Group to secure borrowings with carrying amounts of approximately USD150.6 million, USD244.0 million and USD252.9 million, respectively.

During the year ended December 31, 2016, IPP solar parks operating in Greece were evaluated for impairment given the macroeconomic conditions prevailing in Greece. The recoverable amount of the IPP solar parks is calculated on the basis of value in use, and loss of USD 2.2 million was recorded. To expand business in the USA, on May 6, 2016, the Group entered into an agreement with Greenleaf-TNX Management, LLC ("GTL") and SunPeak Universal Holdings, Inc. ("Sunpeak") to acquire all the shares held by them in Greenleaf Clear Skies I, Greenleaf Clear Skies II, and Greenleaf Clear Skies IV (the "Acquired Companies"). The Acquired Companies own 100% equity interest of Acquired Companies which control 23 solar parks in the USA.

In February 2017, Sky Solar Japan KK(“SSJ”), a wholly-owned subsidiary of the Group, entered into a share purchase agreement to sell its all shares of Tokyo Solar Electricity KK(“TS”), with total purchase price of JPY 9.3 million (USD83 thousand). This disposal was aimed to maintain the strategy on high-voltage solar business, while TS was operated on low-voltage solar business with small sizes but high costs. The transaction was completed in February 2017, and the Group recorded a loss of USD 5 thousand.

In the first half of year 2017, several companies were disposed in Greece and north America. The disposal was aimed to avoid uncertainty of macro economy and increase the ownership to our possessed solar parks. There were also some developing licenses discontinued in Latin America, which allowed us to focus on more qualified projects.

During the year ended December 31, 2017, IPP solar parks operating in Uruguay and United States were recorded for impairment according to local evaluation. The recoverable amount of the IPP solar parks is calculated on the basis of value in use, and loss of USD 2.8 million and USD 2.3 million respectively was recorded

During the year ended December 31, 2018, 2 subsidiaries has been disposed to a third party buyer and another 4 solar parks were sold to a third party buyer. Several projects were cancelled in Asia, North America, Latin America, and Europe, and the completed projects in USA were evaluated for impairment given the difference between the assets’ carrying amount and fair value. As a result, an impairment loss of USD 4.5 million was recorded by the Group.

(2) Investment Property

Included in the Group’s IPP solar parks are land acquired by the Group with carrying amounts of approximately USD11.3 million, USD11.3 million and USD11.0 million, respectively, as at December 31, 2016, 2017 and 2018. The Group transferred certain pieces of land with carrying amount of approximately USD 104 thousand, nil and USD 265 thousand, during the year ended December 31, 2016, 2017 and 2018, respectively, from IPP solar parks to investment property upon commencement of leases. The transfer is triggered by the sales of IPP solar parks assets situated on these land to third party customers. The land, being accounted for as investment property, has indefinite useful lives and is measured at costs less accumulated impairment losses, if any. The lease of land is an operating lease in nature and the future minimum lease payments under non-cancellable operating leases is disclosed in note 36.